LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 639,222,396		¥ 496,819,382
Less: accumulated amortization	(64,277,210)		(53,550,210)
Land use rights, net	574,945,186		443,269,172		$ 83,622,309
Amortization of land use rights	11,042,735	$ 1,606,099	8,935,579	¥ 7,895,001
Estimated future amortization expense	11,790,019
Land use rights pledged	131,554,095		187,805,393
Gain on disposal of land use right	¥ 315,735	$ 45,922	¥ 0	¥ 3,727,161